Shareholder Fees {- Fidelity Disruptive Automation Fund}	Oct. 07, 2021 USD ($)
05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-05 | Fidelity Disruptive Automation Fund
Shareholder Fees:
(fees paid directly from your investment)	none